Business combination	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Business combination
54	Business combination

(a)
The Group have acquired unlisted companies based in India and carrying out business activities relating to generation of power through non-conventional
and renewable energy sources, in exchange for cash consideration. The Group acquired these entities because management believes that the acquisition would enable the group to strengthen its position in renewable energy sector. Below are the details of the acquisitions:

i) Acquisition of entities which were earlier under joint control
The below listed entities were under joint control till 31 December 2020 and were accounted for under equity method. The Group held 75% stake in these entities till 31 December 2020. Due to amendments to the shareholder’s agreements, these companies ceased to be entities under joint control with effect from 1 January 2021 as control was established from this date. However, no additional stake has been acquired. These four entities have been consolidated in the Group’s financial statements with effect from 1 January 2021. These entities are involved in the business of generation of power through renewable energy sources considered as a single Group of CGU by the Group and are a part of Solar Power reporting segment.

-	Aalok Solarfarms Limited

-	Abha Solarfarms Limited

-	Heramba Renewables Limited

-	Shreyas Solarfarms Limited
The acquisition date fair value of the equity interest held by the Group immediately before the acquisition date was INR 507. The Group has recognised INR 27 gain as a result of remeasurement to fair value the equity interest in the entity. The fair value gain has been included in “other income” of the Group.
ii) Regent Climate Connect Knowledge Solutions Private Limited
The Group has acquired 100% stake in an unlisted company based in India on 28 August 2020, carrying out business activities relating to consultancy on environment for industries, business units, civil administration and public and local authorities in India and elsewhere.
iii) Prathamesh Solarfarms Limited
Prathamesh Solarfarms Limited was under joint control till 29 January 2019 and were accounted for under equity method. The Group held 49% stake in these entities till 29 January 2019. Group acquired balance 51% stake on 30 January 2019 and the entity is consolidated in the Group’s financial statements with effect from 30 January 2019. The entity is involved in the business of generation of power through renewable energy sources, considered as a separate CGU by the Group and are is a part of Solar Power reporting segment.
The acquisition date fair value of the equity interest held by the Group immediately before the acquisition date was INR 569. The Group has recognised INR 77 gain as a result of remeasurement to fair value the equity interest in the entity. The fair value gain has been included in “other income” of the Group
.

Assets acquired and liabilities assumed
The fair values of the identifiable assets and liabilities as at the date of acquisition were:

	For the year ended 31 March 2021		For the year ended 31 March 2019
Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Acquisition date	1 January 2021	28 August 2020	30 January 2019
Assets
Property plant and equipment	2,559	1	3,199
Intangible assets	1,304	34	88
Right of use assets	38	—	—
Deferred tax assets (net)	—	9	51
Other non-current financial assets	—	0	573
Prepayments - non current	125	—	0
Loans - non current	11	—	—
Other non-current assets	24	—	102
Non current tax assets (net)	—	3	—
Trade receivables	107	6	339
Loans - current	837	—	—
Cash and cash equivalents	46	0	7
Bank balances other than cash and cash equivalent	1	—	—
Prepayments - current	17	—	1
Others current financial assets	36	1	11
Other current assets	4	2	10
Inventories	3	—	—

	5,112	56	4,381

Liabilities
Interest-bearing loans and borrowings - long term	4,072	8	3,255
Long term provisions	21	2	—
Other non-current liabilities	6	—	—
Other non-current financial liabilities	16	—	—
Deferred tax liabilities (net)	64	—	—
Interest-bearing loans and borrowings - short term	—	24	—
Trade payables	152	7	30
Other current financial liabilities	353	2	221
Other current liabilities	—	9	2
Short term provisions	—	0	—

	4,684	52	3,508

Total identifiable net assets at fair value	428	4	873

Non controlling interest in the acquired entity	107	—	—
Acquisition date fair value of previously held equity interest*	507	—	569
Purchase consideration transferred	—	34	732
Goodwill on acquisition	185	30	428

Goodwill recognised represents the future economic and synergy benefits arising from assets acquired to strengthen its position in renewable energy sector. None of the goodwill recognised is expected to be deductible for income tax purposes.
The Group recognises non-controlling interests in the acquired entity either at fair value or at non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on acquisition-by-acquisition basis. For the non-controlling interests in Acquisition of entities which were earlier under joint control, the group elected to recognise the non-controlling interests at its proportionate share of the acquired net identifiable assets.

From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Revenue	168	26	168
(Loss) / profit before tax	36	(36)	27
If the combination had taken place at the beginning of the year, the Group’s revenue and loss before tax for the year would have been:

Particulars	For the year ended 31 March 2021	For the year ended 31 March 2019
Revenue	48,715	43,311
(Loss) / profit before tax	(5,180)	3,160
Purchase consideration—cash flows

Particulars	Acquisition of entities which were earlier under joint control	Regent Climate Connect Knowledge Solutions Private Limited	Prathamesh Solarfarms Limited
Cash consideration paid	—	34	732
Less: cash balances acquired	(46)	(0)	(7)

Acquisition of subsidiary, net of cash acquired	—	34	726

Cash acquired on acquisition of control in jointly controlled entities	46	—	—

There were no business combinations by the Group during the year ended 31 March 2020.
The Group recognises non-controlling interests in the acquired entity either at fair value or at non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on acquisition-by-acquisition basis. For the non- controlling interests in Acquisition of entities which were earlier under joint control, the group elected to recognise the non-controlling interests at its proportionate share of the acquired net identifiable assets.